REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2014
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	June 30,	December 31,
	2014	2013

	U.S. $ in millions
Rebates	$3,622	$3,090
Chargebacks	1,002	1,114
Returns	593	573
Other	131	141
	$5,348	$4,918